Activities of Orange Bank - Financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Categories of financial assets [abstract]
Investments at fair value	€ 2,647
Current financial assets	2,865	€ 1,862	€ 1,283
Operating segments [member] | Orange Bank, operating segment [member]
Categories of financial assets [abstract]
Current financial assets	331
Operating segments [member] | Orange Bank, operating segment [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Investments at fair value	171
Current financial assets	171
Operating segments [member] | Orange Bank, operating segment [member] | Loans and receivables, category [member]
Categories of financial assets [abstract]
Current financial assets	152
Operating segments [member] | Orange Bank, operating segment [member] | Loans and receivables, category [member] | Cash collateral paid [member]
Categories of financial assets [abstract]
Non-derivative financial assets, undiscounted cash flows	62
Elimination of intersegment amounts [member]
Categories of financial assets [abstract]
Current financial assets	(152)
Elimination of intersegment amounts [member] | Loans and receivables, category [member]
Categories of financial assets [abstract]
Current financial assets	€ (152)